Putnam Mortgage Securities Fund
The fund's portfolio
12/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (127.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (38.6%)
Government National Mortgage Association Adjustable Rate Mortgages (US Treasury Yield Curve Rate + 1.50%), 4.625%, 7/20/26	$798	$801
Government National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/55	3,000,000	3,020,156
5.50%, TBA, 1/1/55	12,000,000	11,902,670
5.50%, 8/15/35	84	86
5.00%, TBA, 1/1/55	50,000,000	48,509,766
4.50%, TBA, 1/1/55	12,000,000	11,343,750
4.00%, TBA, 1/1/55	17,000,000	15,659,347
3.50%, TBA, 1/1/55	14,000,000	12,515,272
3.00%, TBA, 1/1/55	19,000,000	16,478,047
2.50%, TBA, 1/1/55	24,000,000	20,045,625
2.00%, TBA, 1/1/55	23,000,000	18,398,203

		157,873,723
U.S. Government Agency Mortgage Obligations (89.3%)
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/55	88,000,000	86,847,621
4.50%, TBA, 1/1/55	35,000,000	32,922,000
4.00%, TBA, 1/1/55	20,000,000	18,290,692
3.50%, TBA, 1/1/55	33,000,000	29,190,910
3.50%, TBA, 1/1/40	2,000,000	1,890,447
3.00%, TBA, 1/1/55	33,000,000	28,031,953
3.00%, TBA, 1/1/40	4,000,000	3,721,923
2.50%, TBA, 1/1/55	62,000,000	50,505,782
2.50%, TBA, 1/1/40	9,000,000	8,173,828
2.00%, TBA, 1/1/55	103,000,000	80,154,922
2.00%, TBA, 1/1/40	18,000,000	15,897,220
1.50%, TBA, 1/1/40	11,000,000	9,431,374

		365,058,672

Total U.S. government and agency mortgage obligations (cost $533,373,415)		$522,932,395

MORTGAGE-BACKED SECURITIES (82.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (30.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 6.832%, 4/15/37	$109,818	$119,461
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 5.724%, 3/15/35	908,753	914,351
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.719%, 10/25/53	717,009	722,291
REMICs FRB Ser. 5391, Class FC, (US 30 Day Average SOFR + 1.10%), 5.669%, 3/25/54	530,207	532,726
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 4.875%, 7/25/43(WAC)	9,330	9,003
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	276,076	7,312
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	6,649,906	1,551,732
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	4,180,919	847,992
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,528,122	918,803
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.961%, 10/25/43(WAC)	4,812	3,935
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	9,482,298	1,879,830
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	2,809,506	302,933
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	96,637	2,481
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	17,215,018	2,800,269
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.417%, 8/25/50	6,472,900	738,056
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 9/25/49	7,914,097	742,985
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.338%, 4/15/44	7,783,626	694,144
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,148	947
REMICs Ser. 3391, PO, zero %, 4/15/37	20,910	17,716
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	10,894	9,330
Federal National Mortgage Association
REMICs Trust FRB Ser. 04-W7, Class A2, 8.472%, 3/25/34(WAC)	2,191	2,207
REMICs FRB Ser. 03-W11, Class A1, 7.993%, 6/25/33(WAC)	215	217
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 6.111%, 2/25/38	115,599	117,210
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	3,611,240	583,174
REMICs FRB Ser. 24-105, Class FC, 5.597%, 1/25/55	2,210,000	2,209,707
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	2,512,228	170,342
REMICs FRB Ser. 03-W14, Class 2A, 4.807%, 1/25/43(WAC)	5,934	6,088
Trust FRB Ser. 03-W3, Class 1A4, 4.781%, 8/25/42(WAC)	13,830	13,243
Trust FRB Ser. 04-W2, Class 4A, 4.714%, 2/25/44(WAC)	2,640	2,594
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	9,205,252	1,780,242
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	539,621	14,649
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	19,645,879	3,802,187
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	5,923,050	869,328
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	26,131,086	5,016,288
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	6,721,516	1,069,499
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	7,440,242	1,234,232
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	8,416,006	1,068,830
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	5,812,744	946,896
REMICS IFB Ser. 23-58, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 2.331%, 12/25/53	31,491,615	2,325,908
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 1.917%, 10/25/41	199,554	13,896
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.567%, 3/25/48	4,102,237	329,928
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 9/25/49	6,712,292	698,350
REMICs IFB Ser. 23-57, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 1.317%, 10/25/49 (-1 x US 30 Day Average SOFR)	5,747,781	520,176
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 1.267%, 1/25/50	13,624,090	1,590,272
REMICs Ser. 01-79, Class BI, IO, 0.242%, 3/25/45(WAC)	502,281	2,640
REMICs Ser. 03-34, PO, zero %, 4/25/43	31,405	28,546
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	70,929	59,861
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	2,245	1,837
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	736	600
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	2,282,521	355,870
FRB Ser. 23-152, Class FB, IO, 5.755%, 4/20/51(WAC)	980,838	1,001,738
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	5,466,508	988,163
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	9,035,008	1,848,978
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	3,210,787	611,073
Ser. 14-76, IO, 5.00%, 5/20/44	1,819,980	390,795
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	2,168,840	249,764
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	5,175,673	1,070,604
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 4.592%, 9/20/53	1,094,444	1,065,033
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	6,632,198	1,561,598
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	3,050,478	542,060
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	4,008,352	641,544
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	2,885,608	502,334
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,785,608	523,756
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	4,918,861	874,284
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	3,588,562	232,736
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 3.864%, 5/20/53	2,616,287	2,595,886
Ser. 16-H18, Class QI, IO, 3.655%, 6/20/66(WAC)	7,913,945	413,599
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	10,328,374	1,333,368
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	13,762,319	2,175,579
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	10,229,962	1,882,025
Ser. 12-136, IO, 3.50%, 11/20/42	4,741,065	644,014
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	378,230	10,224
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	881,375	49,843
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	7,055,885	1,092,669
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	7,625,634	1,170,706
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	8,175,129	976,161
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	10,044,451	1,674,906
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	956,816	31,133
FRB Ser. 16-H19, Class AI, IO, 2.758%, 9/20/66(WAC)	14,219,762	605,961
Ser. 16-H13, Class IK, IO, 2.683%, 6/20/66(WAC)	6,863,073	597,835
Ser. 18-H19, Class JI, IO, 2.635%, 10/20/68(WAC)	10,102,048	385,221
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66(WAC)	14,324,266	596,176
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	11,298,784	1,647,110
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	25,050,287	3,647,319
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	7,411,465	1,000,641
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	23,028,281	3,203,932
Ser. 20-123, Class NI, IO, 2.50%, 8/20/50	14,196,629	1,890,417
Ser. 15-H20, Class CI, IO, 2.478%, 8/20/65(WAC)	12,211,856	609,738
FRB Ser. 15-H16, Class XI, IO, 2.476%, 7/20/65(WAC)	4,537,558	243,322
Ser. 15-H14, Class AI, IO, 2.464%, 6/20/65(WAC)	21,159,618	893,909
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.395%, 2/20/53	15,324,135	1,159,754
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.345%, 1/20/54	15,446,357	1,012,065
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.345%, 11/20/53	12,043,455	728,146
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 2.295%, 1/20/53	32,892,480	1,971,750
Ser. 15-H22, Class AI, IO, 2.271%, 9/20/65(WAC)	14,473,778	690,269
Ser. 16-H07, Class PI, IO, 2.258%, 3/20/66(WAC)	13,192,560	775,353
Ser. 16-H24, Class JI, IO, 2.253%, 11/20/66(WAC)	3,937,171	215,206
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 2.215%, 12/20/43	2,433,792	284,484
Ser. 16-H24, IO, 2.136%, 9/20/66(WAC)	9,879,322	648,113
Ser. 15-H13, Class AI, IO, 2.126%, 6/20/65(WAC)	7,742,032	368,172
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 2.115%, 4/20/38	5,147,134	629,382
Ser. 20-H18, Class DI, IO, 2.08%, 11/20/70(WAC)	2,096,055	116,071
IFB Ser. 24-126, Class LS, ((-1 x US 30 Day Average SOFR) + 6.65%), 2.045%, 8/20/54	32,106,117	2,193,451
Ser. 15-H23, Class TI, IO, 1.932%, 9/20/65(WAC)	9,322,545	268,172
Ser. 16-H06, Class DI, IO, 1.887%, 7/20/65(WAC)	7,239,717	204,088
Ser. 17-H23, Class BI, IO, 1.883%, 11/20/67(WAC)	5,867,845	219,258
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 6/20/51	8,425,898	1,087,519
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 5/20/51	12,011,267	1,445,633
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 4/20/51	3,887,912	461,272
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 8/20/50	4,628,815	576,436
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.795%, 1/20/54	13,323,472	655,147
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.715%, 6/20/43	5,957,066	557,698
Ser. 14-H21, Class AI, IO, 1.672%, 10/20/64(WAC)	10,297,213	376,301
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 2/20/40	378,281	36,493
IFB Ser. 23-24, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.645%, 2/20/53	7,255,603	440,734
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.645%, 1/20/53	16,962,946	1,028,930
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.638%, 9/16/43	4,738,585	410,560
Ser. 17-H03, Class KI, IO, 1.634%, 1/20/67(WAC)	10,753,922	786,542
IFB Ser. 16-80, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 6/20/46	5,792,749	619,953
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.565%, 11/20/49	23,927,060	2,473,639
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.565%, 10/20/49	7,406,411	775,819
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.565%, 9/20/49	5,216,870	546,207
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 1.555%, 4/20/53	32,563,506	1,893,268
Ser. 17-H08, Class GI, IO, 1.537%, 2/20/67(WAC)	7,934,989	699,453
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.515%, 10/20/49	7,236,156	687,666
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.515%, 5/20/44	9,529,406	820,825
Ser. 17-H04, Class BI, IO, 1.46%, 2/20/67(WAC)	7,350,694	307,605
Ser. 15-H10, Class HI, IO, 1.46%, 4/20/65(WAC)	8,855,429	407,235
Ser. 17-H08, Class NI, IO, 1.404%, 3/20/67(WAC)	7,116,201	234,073
IFB Ser. 24-64, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.395%, 4/20/54	42,249,354	2,605,011
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.395%, 11/20/53	34,737,068	1,502,899
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.395%, 7/20/53	15,666,469	863,996
IFB Ser. 23-82, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.395%, 6/20/53	17,163,088	894,211
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.395%, 6/20/53	28,202,859	1,213,205
IFB Ser. 23-128, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 5.90%), 1.295%, 8/20/53	7,818,073	406,914
Ser. 17-H06, Class MI, IO, 1.254%, 2/20/67(WAC)	10,473,407	434,437
IFB Ser. 24-30, Class SU, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 1.245%, 2/20/54	21,501,386	1,172,170
Ser. 17-H09, IO, 1.213%, 4/20/67(WAC)	7,517,325	221,175
IFB Ser. 24-30, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 1.195%, 2/20/54	21,191,683	914,642
Ser. 17-H10, Class MI, IO, 1.156%, 4/20/67(WAC)	8,079,570	226,333
IFB Ser. 24-4, Class NS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 1.145%, 1/20/54	16,814,719	887,373
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.115%, 8/20/44	2,721,956	199,738
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 1.045%, 3/20/53	25,984,648	913,828
Ser. 16-H10, Class AI, IO, 1.007%, 4/20/66(WAC)	15,045,455	349,686
Ser. 16-H03, Class AI, IO, 1.003%, 1/20/66(WAC)	7,613,851	280,883
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.995%, 3/20/53	35,299,285	1,182,710
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.995%, 12/20/52	33,145,694	1,587,056
Ser. 15-H04, Class AI, IO, 0.875%, 12/20/64(WAC)	8,946,297	279,232
Ser. 16-H27, Class GI, IO, 0.73%, 12/20/66(WAC)	14,121,200	785,972
Government National Mortgage Association FRB Ser. 20-H05, Class BI, IO, 2.063%, 3/20/70(WAC)	2,950,810	144,348
Government National Mortgage Association IFB Ser. 23-107, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.95%), 1.345%, 7/20/53	19,950,859	832,912

		125,838,741
Commercial mortgage-backed securities (28.6%)
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57(WAC)	9,779,966	834,322
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	839,000	605,365
BANK5 FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57(WAC)	14,921,279	721,547
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	2,034,000	959,814
FRB Ser. 19-C5, Class F, 2.574%, 11/15/52(WAC)	1,001,000	545,088
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	393,771	392,638
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	19,375,898	1,256,630
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.56%, 11/16/38 (Cayman Islands)	699,473	702,167
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.204%, 1/15/51(WAC)	718,000	615,343
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57(WAC)	12,778,854	670,459
Ser. 19-B15, Class XA, IO, 0.802%, 12/15/72(WAC)	13,573,611	404,711
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57(WAC)	23,289,000	581,817
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.053%, 4/10/51(WAC)	1,141,000	730,621
Ser. 19-B11, Class D, 3.00%, 5/15/52	1,556,000	730,903
Ser. 18-B1, Class E, 3.00%, 1/15/51(WAC)	1,840,000	849,580
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57(WAC)	11,399,562	608,680
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	2,305,000	1,252,603
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.536%, 2/10/50(WAC)	1,638,000	628,076
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	826,000	523,925
Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	1,363,000	1,260,316
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	2,287,000	469,789
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	823,242
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	624,000	607,116
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.389%, 2/10/48(WAC)	1,708,387	1,696,208
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48(WAC)	973,000	928,170
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.076%, 11/10/46(WAC)	874,496	805,905
FRB Ser. 12-GC8, Class C, 4.942%, 9/10/45(WAC)	1,387,488	1,262,690
FRB Ser. 15-GC27, Class D, 4.389%, 2/10/48(WAC)	1,018,000	971,678
Ser. 15-GC27, Class E, 3.00%, 2/10/48	883,000	709,581
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.944%, 11/10/46(WAC)	282,260	262,868
FRB Ser. 14-CR16, Class C, 4.782%, 4/10/47(WAC)	1,741,904	1,636,660
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47(WAC)	1,360,000	1,247,054
FRB Ser. 14-UBS4, Class C, 4.644%, 8/10/47(WAC)	397,060	293,683
FRB Ser. 14-UBS3, Class C, 4.392%, 6/10/47(WAC)	409,000	292,435
Ser. 14-CR17, Class B, 4.377%, 5/10/47	622,636	607,915
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,425,983	1,322,425
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	655,882	643,547
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	1,285,000	1,214,089
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	1,030,071	984,941
FRB Ser. 15-CR26, Class D, 3.463%, 10/10/48(WAC)	1,351,375	1,060,810
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.383%, 8/10/46(WAC)	2,546,000	2,172,849
FRB Ser. 13-CR13, Class D, 4.944%, 11/10/46(WAC)	2,536,000	1,554,083
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47(WAC)	1,959,000	1,568,174
FRB Ser. 14-UBS4, Class D, 4.707%, 8/10/47(WAC)	757,000	259,303
FRB Ser. 14-CR19, Class D, 4.512%, 8/10/47(WAC)	508,833	484,965
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46(WAC)	730,496	682,466
FRB Ser. 15-LC19, Class E, 4.172%, 2/10/48(WAC)	1,436,000	1,099,604
Ser. 12-CR4, Class B, 3.703%, 10/15/45	1,848,000	1,323,283
Ser. 13-LC6, Class E, 3.50%, 1/10/46	701,000	627,042
Ser. 17-COR2, Class D, 3.00%, 9/10/50	882,000	749,298
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,240,000	1,095,630
FRB Ser. 18-COR3, Class D, 2.814%, 5/10/51(WAC)	499,000	168,010
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.362%, 8/15/48(WAC)	1,033,000	888,493
FRB Ser. 15-C2, Class C, 4.179%, 6/15/57(WAC)	763,000	668,147
FRB Ser. 15-C2, Class D, 4.179%, 6/15/57(WAC)	968,000	718,918
FRB Ser. 15-C1, Class C, 4.064%, 4/15/50(WAC)	644,000	576,485
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	1,109,000	1,042,188
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	1,828,000	861,287
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.353%, 8/10/44(WAC)	1,303,045	1,221,308
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.319%, 1/25/51	1,051,000	1,076,335
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.569%, 11/25/51	2,289,000	2,342,931
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63(WAC)	17,207,387	854,717
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	1,880,000	1,835,991
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.362%, 8/10/43(WAC)	742,000	703,381
FRB Ser. 14-GC24, Class D, 4.44%, 9/10/47(WAC)	2,326,000	914,078
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	1,021,000	320,101
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class B, 4.536%, 2/15/47(WAC)	816,470	785,944
FRB Ser. 14-C22, Class C, 4.512%, 9/15/47(WAC)	1,124,000	993,921
FRB Ser. 14-C25, Class B, 4.347%, 11/15/47(WAC)	1,497,000	1,360,609
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.038%, 8/15/46(WAC)	1,732,000	1,333,813
FRB Ser. 13-C12, Class E, 3.939%, 7/15/45(WAC)	1,235,000	846,521
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.425%, 9/15/50(WAC)	859,000	482,694
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	835,000	718,760
Ser. 18-C8, Class B, 4.522%, 6/15/51	636,000	571,233
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	590,000	390,671
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.322%, 6/15/49(WAC)	2,330,000	1,020,150
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.373%, 4/15/46(WAC)	933,000	293,895
FRB Ser. 13-C10, Class C, 4.075%, 12/15/47(WAC)	932,659	878,166
Ser. 13-LC11, Class B, 3.499%, 4/15/46	578,000	482,976
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46(WAC)	1,123,000	878,217
FRB Ser. 13-C16, Class D, 4.884%, 12/15/46(WAC)	951,974	894,023
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	796,000	765,663
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.516%, 10/15/48(WAC)	1,824,000	1,705,227
FRB Ser. 14-C16, Class B, 4.274%, 6/15/47(WAC)	344,455	331,883
FRB Ser. 15-C22, Class C, 4.189%, 4/15/48(WAC)	1,616,000	1,391,624
FRB Ser. 17-C34, Class C, 4.171%, 11/15/52(WAC)	751,000	621,606
FRB Ser. 13-C10, Class B, 3.981%, 7/15/46(WAC)	954,965	886,242
FRB Ser. 13-C9, Class C, 3.719%, 5/15/46(WAC)	946,000	842,813
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	1,133,479	1,063,901
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.803%, 10/15/46(WAC)	800,000	724,351
FRB Ser. 13-C12, Class E, 4.803%, 10/15/46(WAC)	1,232,618	934,453
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	74,349
FRB Ser. 12-C6, Class E, 4.359%, 11/15/45(WAC)	1,677,000	663,628
FRB Ser. 15-C24, Class E, 4.318%, 5/15/48(WAC)	1,239,000	950,325
FRB Ser. 15-C23, Class D, 4.137%, 7/15/50(WAC)	924,000	879,025
FRB Ser. 13-C10, Class F, 3.981%, 7/15/46(WAC)	2,316,000	151,521
FRB Ser. 13-C9, Class D, 3.807%, 5/15/46(WAC)	1,122,000	980,708
Ser. 15-C24, Class D, 3.257%, 5/15/48	903,000	797,379
Ser. 14-C19, Class D, 3.25%, 12/15/47	954,000	803,771
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	1,938,000	911,320
FRB Ser. 11-C3, Class E, 4.942%, 7/15/49(WAC)	2,278,452	2,229,247
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 7.933%, 10/25/49	3,088,395	3,126,237
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, 7.406%, 9/16/38 (Bermuda)	507,000	510,826
FRB Ser. 22-9, Class AS, 7.18%, 8/19/35 (Bermuda)	687,000	690,435
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.806%, 6/25/37	395,288	396,490
Shelter Growth CRE Issuer, Ltd. 144A
FRB Ser. 23-FL5, Class A, 7.12%, 5/19/38 (Bermuda)	497,764	498,854
FRB Ser. 22-FL4, Class A, 6.662%, 6/17/37 (Bermuda)	374,960	378,050
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 4.881%, 6/15/51(WAC)	986,000	873,182
FRB Ser. 17-C3, Class C, 4.381%, 8/15/50(WAC)	1,405,000	1,295,599
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	1,132,786	1,066,589
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	1,695,000	925,623
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.59%, 6/16/36	89,541	88,759
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.974%, 1/15/59(WAC)	1,174,000	967,267
FRB Ser. 18-C46, Class C, 4.965%, 8/15/51(WAC)	868,000	780,613
FRB Ser. 15-C31, Class C, 4.591%, 11/15/48(WAC)	1,373,000	1,316,209
FRB Ser. 15-SG1, Class B, 4.445%, 9/15/48(WAC)	1,072,000	1,015,452
FRB Ser. 15-C29, Class D, 4.213%, 6/15/48(WAC)	1,407,000	1,271,553
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	418,000	367,951
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,554,000	1,318,330
Ser. 15-C31, Class A4, 3.695%, 11/15/48	603,000	597,278
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	508,000	502,898
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	790,000	534,435
Ser. 20-C56, Class A2, 2.498%, 6/15/53	27,942	26,331
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.591%, 11/15/48(WAC)	1,550,000	977,263
FRB Ser. 15-C30, Class D, 4.488%, 9/15/58(WAC)	522,500	493,450
Ser. 17-RB1, Class D, 3.401%, 3/15/50	991,000	483,373
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,498,000	1,271,891
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.294%, 10/15/57(WAC)	842,000	765,825
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,353,000	1,248,486
FRB Ser. 13-C11, Class C, 4.007%, 3/15/45(WAC)	1,104,500	1,051,801
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.983%, 6/15/44(WAC)	1,066,568	927,146
FRB Ser. 12-C9, Class E, 4.719%, 11/15/45(WAC)	748,296	728,932
FRB Ser. 13-C11, Class D, 4.063%, 3/15/45(WAC)	1,406,000	1,182,671
WFRBS Commercial Mortgage Trust FRB Ser. 13-C15, Class C, 4.186%, 8/15/46(WAC)	1,230,000	998,637

		116,843,543
Residential mortgage-backed securities (non-agency) (22.8%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	1,405,947	1,436,262
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	1,749,383	1,776,090
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,719,097	1,728,220
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,629,138	1,634,166
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.643%, 5/25/47	4,932,281	2,782,016
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	652,280
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	2,255,403	2,185,860
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 5.732%, 10/25/35(WAC)	289,222	240,624
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 4.953%, 1/25/36	173,985	162,752
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 4.933%, 6/25/36	2,293,474	2,204,123
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	2,379,306	2,415,244
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.665%, 2/20/47	1,709,269	1,351,480
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 4.633%, 6/25/47	3,180,923	3,026,409
Cross Mortgage Trust 144A Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68(STP)	2,232,298	2,239,729
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	1,910,858	1,615,511
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.033%, 4/25/28	328,285	348,250
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.483%, 3/25/28	2,705,046	2,806,211
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 15.933%, 4/25/49	637,000	773,274
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.683%, 10/25/48	2,108,000	2,708,770
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.433%, 1/25/49	4,520,000	5,659,744
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.183%, 3/25/49	282,000	339,875
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.683%, 8/25/50	2,647,000	3,626,136
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.683%, 7/25/50	916,000	1,234,357
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 14.319%, 4/25/42	350,000	398,209
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.033%, 1/25/48	2,681,000	3,215,370
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.283%, 3/25/50	1,000,000	1,208,300
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (US 30 Day Average SOFR + 6.36%), 10.933%, 10/25/49	1,070,000	1,199,227
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 9.649%, 9/25/47	371,000	401,741
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 9.319%, 1/25/51	1,330,000	1,455,927
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58(WAC)	1,275,958	1,224,780
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	831,370
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,085,000	1,931,122
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 17.433%, 10/25/28	466,269	530,907
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.433%, 10/25/28	2,813,822	3,170,248
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 14.933%, 1/25/29	778,092	874,065
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 13.933%, 4/25/29	503,405	565,994
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 11.433%, 2/25/40	3,455,000	3,732,501
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.783%, 9/25/31	765,772	819,529
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.333%, 2/25/40	1,887,000	1,983,883
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 7.933%, 1/25/40	347,000	359,696
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 7.683%, 1/25/40	311,000	318,787
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.569%, 1/25/42	3,048,000	3,130,316
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 6.569%, 11/25/41	400,000	403,162
GS Mortgage-Backed Securities Trust 144A Ser. 24-RPL4, Class A1, stepped-coupon 3.90% (4.90%, 7/1/28), 9/25/61(STP)	613,514	591,073
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.001%, 5/19/35	950,271	284,697
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.719%, 1/25/34 (Bermuda)	1,000,000	1,018,156
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69(STP)	196,749	197,459
HTAP 144A FRB Ser. 24-1, Class A, 7.00%, 4/25/37	1,048,858	1,041,887
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 4.773%, 11/25/36	1,043,809	882,107
JPMorgan Mortgage Trust 144A
FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.919%, 2/25/55	3,040,122	3,050,534
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	1,738,672	1,746,106
LHOME Mortgage Trust 144A
Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	641,000	650,605
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	781,000	792,804
MFA Trust Ser. 24-NPL1, Class A1, stepped-coupon 6.33% (9.33%, 9/25/27), 9/25/54(STP)	627,623	629,241
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	406,895	410,695
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 5.383%, 11/25/34	30,598	29,267
Morgan Stanley Residential Mortgage Loan Trust 144A
FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 5.919%, 9/25/54	2,002,696	2,007,344
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 5.919%, 7/25/54	1,514,479	1,517,846
NYMT Loan Trust 144A Ser. 22-BPL1, Class A1, stepped-coupon 3.967% (5.967%, 7/25/25), 11/25/27(STP)	903,549	902,424
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.133%, 7/25/54	694,355	694,998
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	2,609,000	2,636,538
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30(STP)	1,074,000	1,083,883
FRB Ser. 24-RTL6, Class A1, 7.439%, 7/25/30	509,000	512,471
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 4.573%, 8/25/36	200,459	174,213
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	770,101
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 5.373%, 7/25/45	482,048	456,236
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (CME Term SOFR 1 Month + 0.57%), 4.913%, 4/25/37	438,308	428,072

		93,211,274

Total mortgage-backed securities (cost $357,928,680)		$335,893,558

ASSET-BACKED SECURITIES (1.1%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	$1,460,000	$1,461,001
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	1,500,000	1,507,974
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 8/4/25	1,510,000	1,511,233

Total asset-backed securities (cost $4,470,000)		$4,480,208

SHORT-TERM INVESTMENTS (15.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.56%(AFF)	Shares	37,937,241	$37,937,241
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	Shares	2,998,000	2,998,000
U.S. Treasury Bills 4.569%, 1/9/25(SEGSF)		$5,400,000	5,395,586
U.S. Treasury Bills 4.615%, 1/16/25(SEG)(SEGSF)(SEGTBA)		15,400,000	15,374,663

Total short-term investments (cost $61,701,013)			$61,705,490
TOTAL INVESTMENTS

Total investments (cost $957,473,108)			$925,011,651

FUTURES CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	335	$68,879,141	$68,879,141	Mar-25	$41,365

Unrealized appreciation					41,365

Unrealized (depreciation)					—

Total					$41,365

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	$26,602,700	$(2,050,978)	$(436,790)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	26,602,700	(2,147,446)	(263,207)
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	23,866,000	(1,373,488)	556,555
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	23,866,000	(1,373,488)	(636,411)
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61	17,140,800	(672,776)	(163,729)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61	17,140,800	(672,776)	148,645
Barclays Bank PLC
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(2,658,374)	849,089
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(675,879)	(289,851)
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	1,161,400	(398,522)	(1,357)
BNP Paribas
3.55/US SOFR/May-35 (Purchased)	May-25/3.55	62,913,400	(1,027,061)	(604,220)
3.65/US SOFR/Jun-35 (Purchased)	Jun-25/3.65	62,913,400	(964,148)	(361,186)
(3.80)/US SOFR/Jun-35 (Written)	Jun-25/3.80	31,456,700	644,862	224,758
(3.10)/US SOFR/Jun-35 (Written)	Jun-25/3.10	31,456,700	138,409	58,415
(3.00)/US SOFR/May-35 (Written)	May-25/3.00	31,456,700	157,284	106,261
(3.70)/US SOFR/May-35 (Written)	May-25/3.70	31,456,700	682,610	377,889
Citibank, N.A.
4.50/US SOFR/Dec-30 (Written)	Dec-25/4.50	43,275,000	249,913	(185,044)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00	21,637,500	(244,504)	161,697
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	13,681,500	(797,631)	(284,110)
Mizuho Capital Markets LLC
3.875/US SOFR/Nov-37 (Purchased)	Nov-27/3.875	3,461,400	(196,088)	(36,210)
(3.875)/US SOFR/Nov-37 (Purchased)	Nov-27/3.875	3,461,400	(196,088)	23,974

Unrealized appreciation				2,507,283

Unrealized (depreciation)				(3,262,115)

Total				$(754,832)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $33,758,281) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 1/1/55	$34,000,000	1/14/25	$33,554,763

Total			$33,554,763

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$50,000,000	$988,000	$1,162,857	9/21/27	3.30% — Annually	US SOFR — Annually	$2,351,253

	Upfront premium received	1,162,857			Unrealized appreciation	2,351,253

	Upfront premium (paid)	—			Unrealized (depreciation)	—

	Total	$1,162,857			Total	$2,351,253

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$19,166,900	$932,757	(E)	$(652)	12/13/57	US SOFR — Annually	3.524% — Annually	$(933,409)
	3,635,100	63,091	(E)	(71)	12/6/42	US SOFR — Annually	3.887% — Annually	(63,162)
	3,805,500	94,296	(E)	(57)	3/18/36	3.757% — Annually	US SOFR — Annually	94,239
	4,043,400	186,854	(E)	(137)	2/20/59	3.485% — Annually	US SOFR — Annually	186,716
	61,590,900	181,200		(231)	3/18/26	US SOFR — Annually	4.413% — Annually	(187,421)
	2,239,000	26,375	(E)	(32)	4/17/35	3.919% — Annually	US SOFR — Annually	26,344
	7,281,500	68,708	(E)	(103)	4/17/35	3.948% — Annually	US SOFR — Annually	68,606
	958,100	13,215	(E)	(14)	3/31/38	US SOFR — Annually	3.93% — Annually	(13,229)
	1,196,100	62,111	(E)	(41)	12/18/58	3.455% — Annually	US SOFR — Annually	62,070
	70,356,000	506,985		1,174,043	9/18/26	4.55% — Annually	US SOFR — Annually	689,274
	36,723,000	471,670		(706,915)	9/18/29	US SOFR — Annually	4.35% — Annually	(268,263)
	9,873,500	61,324		611,235	9/18/34	4.15% — Annually	US SOFR — Annually	564,548
	24,828,000	51,146		2,550,328	9/18/54	3.95% — Annually	US SOFR — Annually	2,550,473
	6,679,000	117,798		(141,166)	12/18/29	US SOFR — Annually	3.65% — Annually	(259,326)
	2,855,000	144,908		62,046	12/18/34	3.45% — Annually	US SOFR — Annually	207,332
	9,578,000	1,132,139		321,777	12/18/54	US SOFR — Annually	3.25% — Annually	(812,373)
	621,644,000	2,277,704	(E)	(1,519,295)	3/19/27	3.85% — Annually	US SOFR — Annually	758,409
	18,619,000	230,801	(E)	118,667	3/19/30	US SOFR — Annually	3.75% — Annually	(112,134)
	92,930,000	2,382,911	(E)	(1,128,423)	3/19/35	3.75% — Annually	US SOFR — Annually	1,254,488
	12,656,000	808,718	(E)	(507,268)	3/19/55	3.55% — Annually	US SOFR — Annually	301,450

Total				$833,691				$4,114,632
(E) Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	$1,664,481	$3,893,000	$1,307,659	12/16/72	500 bp — Monthly	$360,607
	CMBX NA BB.6 Index	CCC-/P	254,204	748,219	185,708	5/11/63	500 bp — Monthly	69,226
	CMBX NA BBB-.16 Index	BBB-/P	31,824	140,000	21,126	4/17/65	300 bp — Monthly	10,780
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	6,423	18,936	4,700	5/11/63	500 bp — Monthly	1,742
	CMBX NA BBB-.16 Index	BBB-/P	28,955	141,000	21,277	4/17/65	300 bp — Monthly	7,760
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	28,886	360,000	149,652	5/11/63	500 bp — Monthly	(120,416)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	134,846	1,013,000	74,354	12/16/72	200 bp — Monthly	60,885
	CMBX NA A.13 Index	A-/P	132,031	1,013,000	74,354	12/16/72	200 bp — Monthly	58,071
	CMBX NA BB.6 Index	CCC-/P	186,736	854,669	212,129	5/11/63	500 bp — Monthly	(24,558)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	370,733	822,000	276,110	12/16/72	500 bp — Monthly	95,423
	CMBX NA BBB-.16 Index	BBB-/P	15,685	69,000	10,412	4/17/65	300 bp — Monthly	5,313

Upfront premium received			2,854,804		Unrealized appreciation			669,807

Upfront premium (paid)			—		Unrealized (depreciation)			(144,974)

	Total		$2,854,804				Total	$524,833
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(140,649)	$349,000	$145,079	11/17/59	(500 bp) — Monthly	$4,091
	CMBX NA BB.10 Index	(140,246)	348,000	144,664	11/17/59	(500 bp) — Monthly	4,079
	CMBX NA BB.10 Index	(5,642)	14,000	5,820	11/17/59	(500 bp) — Monthly	164
	CMBX NA BB.8 Index	(28,145)	60,586	25,664	10/17/57	(500 bp) — Monthly	(2,539)
	CMBX NA BBB-.10 Index	(707,526)	2,354,000	413,833	11/17/59	(300 bp) — Monthly	(295,066)
	CMBX NA BBB-.12 Index	(1,285,859)	4,531,000	808,784	8/17/61	(300 bp) — Monthly	(482,436)
	CMBX NA BBB-.8 Index	(151,449)	669,720	91,350	10/17/57	(300 bp) — Monthly	(60,498)
	Goldman Sachs International
	CMBX NA BB.8 Index	(53,080)	121,173	51,329	10/17/57	(500 bp) — Monthly	(1,869)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	110,544	27,437	5/11/63	(500 bp) — Monthly	(83,867)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,764)	31,000	12,887	11/17/59	(500 bp) — Monthly	11,093
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(950,911)	2,017,995	854,823	10/17/57	(500 bp) — Monthly	(98,050)
	CMBX NA BBB-.10 Index	(579,466)	1,792,000	315,034	11/17/59	(300 bp) — Monthly	(265,477)
	CMBX NA BBB-.8 Index	(262,257)	1,088,295	148,443	10/17/57	(300 bp) — Monthly	(114,461)

Upfront premium received		—				Unrealized appreciation	19,427

Upfront premium (paid)		(4,418,191)				Unrealized (depreciation)	(1,404,263)

	Total	$(4,418,191)				Total	$(1,384,836)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Mortgage Securities Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $408,714,746.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$64,764,753	$41,615,914	$68,443,426	$558,528	$37,937,241

	Total Short-term investments	$64,764,753	$41,615,914	$68,443,426	$558,528	$37,937,241
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $475,096.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,685,113.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $11,194,689.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund has deposited cash valued at $16,217,184 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,755,708 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,685,113 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,480,208	$—
Mortgage-backed securities	—	335,893,558	—
U.S. government and agency mortgage obligations	—	522,932,395	—
Short-term investments	2,998,000	58,707,490	—

Totals by level	$2,998,000	$922,013,651	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$41,365	$—	$—
Forward premium swap option contracts	—	(754,832)	—
TBA sale commitments	—	(33,554,763)	—
Interest rate swap contracts	—	4,469,337	—
Credit default contracts	—	703,384	—

Totals by level	$41,365	$(29,136,874)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com